OPERATING EXPENSES - Other administrative and general expenses (Details) - COP ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
OPERATING EXPENSES
Maintenance and repairs	$ 228,343	$ 216,432	$ 446,345	$ 425,180
Fees	215,901	224,721	404,381	431,832
Insurance	177,577	181,403	360,597	365,601
Data processing	128,276	111,377	242,742	219,026
Frauds and claims	82,938	73,398	174,965	134,495
Transport	65,966	58,586	123,955	115,854
Advertising	41,442	39,964	67,676	67,560
Cleaning and security services	32,894	34,243	65,094	65,910
Public services	34,096	30,907	64,153	60,171
Contributions and affiliations	30,318	32,010	60,321	63,954
Useful and stationery	34,090	10,068	55,022	22,769
Communications	18,106	19,063	37,062	38,632
Properties improvements and installation	14,968	14,879	25,035	25,337
Disputes, fines and sanctions	6,216	4,408	22,855	13,400
Real estate management	9,575	8,512	18,732	16,877
Travel expenses	7,311	8,266	13,185	15,073
Publications and subscriptions	6,157	6,203	11,948	11,509
Others	125,814	124,541	243,672	246,679
Total other administrative and general expenses	1,259,988	1,198,981	2,437,740	2,339,859
Taxes other than income tax	$ 389,932	$ 346,834	$ 780,826	$ 694,729